UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 28, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	February 28, 2019

CLEARBRIDGE

AGGRESSIVE GROWTH FUND

Beginning in February 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Aggressive Growth Fund for the six-month reporting period ended February 28, 2019. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

March 29, 2019

II	ClearBridge Aggressive Growth Fund

Investment commentary

Economic review

Economic activity in the U.S. was mixed during the six months ended February 28, 2019 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that second quarter 2018 U.S. gross domestic product (“GDP”)i growth was 4.2% — the strongest reading since the third quarter of 2014. Third quarter 2018 GDP growth was 3.4%. Finally, the U.S. Department of Commerce’s final reading for fourth quarter 2018 GDP growth, released after the reporting period ended, was 2.2%. Moderating growth in the fourth quarter of 2018 was attributed to decelerations in private inventory investment, personal consumption expenditures (“PCE”) and federal government spending, along with a downturn in state and local government spending. These factors were partly offset by an upturn in exports and an acceleration in nonresidential fixed investment. Furthermore, imports increased less in the fourth quarter than in the third quarter of 2018.

Job growth in the U.S. was solid overall and was a tailwind for the economy during the reporting period. As reported by the U.S. Department of Labor, when the reporting period ended on February 28, 2019, the unemployment rate was 3.8%, versus 3.7% when the period began. This modest uptick was partially due to an increase in the workforce participation rate. The percentage of longer-term unemployed declined during the reporting period. In February 2019, 20.4% of Americans looking for a job had been out of work for more than six months, versus 22.9% when the period began.

ClearBridge Aggressive Growth Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. The Fed continued tightening its monetary policy, as it raised interest rates twice during the reporting period and further reduced its balance sheet. As widely expected, the Fed raised the federal funds rateiii at its meetings that ended on September 26, 2018 (to a range between 2.00% and 2.25%) and December 19, 2018 (to a range between 2.25% and 2.50%). However, at its meeting that concluded on January 30, 2019, the Fed kept interest rates on hold and said, “In light of global economic and financial developments and muted inflation pressures, the Committee will be patient as it determines what future adjustments to the target range for the federal funds rate may be appropriate ….” Finally, at its meeting that concluded on March 20, 2019 — after the reporting period ended — most Federal Open Market Committee (“FOMC”)iv members indicated that they did not feel additional rate hikes would be needed in 2019.

Q. What factors impacted the U.S. stock market during the reporting period?

A. The U.S. stock market produced choppy results and posted a negative return during the reporting period. The market rallied during the first month of the period. This was driven by a number of factors, including strong investor demand and corporate profits that generally exceeded expectations. However, the market then fell sharply over two of the next three months of the reporting period. This turnaround was attributed to trade war concerns, indications that the Fed would continue monetary tightening, fears of moderating growth and corporate profits and a sharp decline in the Information Technology sector. The reporting period ended on a positive note, as the market moved sharply higher in January and February 2019. Improving investor sentiment was triggered by corporate earnings that were strong overall and the Fed indicating a pause in raising interest rates. All told, for the six months ended February 28, 2019, the S&P 500 Indexv returned -3.04%.

Looking at the U.S. stock market more closely, large-cap stocks, as measured by the Russell 1000 Indexvi, returned -3.07% over the reporting period. In contrast, mid-cap stocks, as measured by the Russell Midcap Indexvii, returned -2.84% and small-cap stocks, as measured by the Russell 2000 Indexviii, generated the weakest relative results, returning -8.86%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthix and Russell 3000 Valuex Indices, returned -4.88% and -2.14%, respectively, during the six months ended February 28, 2019.

Performance review

For the six months ended February 28, 2019, Class A shares of ClearBridge Aggressive Growth Fund, excluding sales charges, returned -6.23%. The Fund’s unmanaged benchmark, the Russell 3000 Growth Index, returned -4.88% for the same period. The Lipper Multi-Cap Growth Funds Category Average1 returned -3.72% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended February 28, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 561 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	ClearBridge Aggressive Growth Fund

Performance Snapshot as of February 28, 2019 (unaudited)
(excluding sales charges)	6 months
ClearBridge Aggressive Growth Fund:
Class A	-6.23%
Class C	-6.55%
Class FI	-6.26%
Class R	-6.38%
Class I	-6.08%
Class IS	-6.05%
Russell 3000 Growth Index	-4.88%
Lipper Multi-Cap Growth Funds Category Average	-3.72%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated December 27, 2018, the gross total annual fund operating expense ratios for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 1.12%, 1.79%, 1.11%, 1.41%, 0.80% and 0.71%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Financial Officer

March 29, 2019

RISKS: Equity securities are subject to market and price fluctuations. The Fund may invest a significant portion of its assets in small- and mid-cap companies, which may be more volatile than an investment that focuses only on large-cap companies. The Fund may focus its investments in certain companies, industries or market sectors, increasing its vulnerability to market volatility. Foreign securities are subject to certain risks of overseas investing, including currency fluctuations and social, political and economic uncertainties, which could result in significant market fluctuations. These risks are magnified in emerging markets. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

ClearBridge Aggressive Growth Fund	V

Investment commentary (cont’d)

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board the (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Federal Open Market Committee (“FOMC”) is a policymaking body of the Federal Reserve System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

[v]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vi

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vii

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

viii

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

ix

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

[x]

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

VI	ClearBridge Aggressive Growth Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of February 28, 2019 and August 31, 2018. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

*

As of September 28, 2018, the Telecommunication Services sector was broadened to include some companies previously classified in the Consumer Discretionary and Information Technology sectors and renamed the Communication Services sector.

ClearBridge Aggressive Growth Fund 2019 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2018 and held for the six months ended February 28, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-6.23%	$1,000.00	$937.70	1.13%	$5.43	Class A	5.00%	$1,000.00	$1,019.19	1.13%	$5.66
Class C	-6.55	1,000.00	934.50	1.81	8.68	Class C	5.00	1,000.00	1,015.82	1.81	9.05
Class FI	-6.26	1,000.00	937.40	1.17	5.62	Class FI	5.00	1,000.00	1,018.99	1.17	5.86
Class R	-6.38	1,000.00	936.20	1.45	6.96	Class R	5.00	1,000.00	1,017.60	1.45	7.25
Class I	-6.08	1,000.00	939.20	0.80	3.85	Class I	5.00	1,000.00	1,020.83	0.80	4.01
Class IS	-6.05	1,000.00	939.50	0.72	3.46	Class IS	5.00	1,000.00	1,021.22	0.72	3.61

2	ClearBridge Aggressive Growth Fund 2019 Semi-Annual Report

[1]	For the six months ended February 28, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

ClearBridge Aggressive Growth Fund 2019 Semi-Annual Report	3

Schedule of investments (unaudited)

February 28, 2019

ClearBridge Aggressive Growth Fund

Security	Shares	Value
Common Stocks — 99.8%
Communication Services — 27.6%
Diversified Telecommunication Services — 0.1%
AT&T Inc.	348,562	$10,847,249
Entertainment — 4.4%
Liberty Media Corp.-Liberty Braves, Class A Shares	157,714	4,378,141	*
Liberty Media Corp.-Liberty Braves, Class C Shares	282,740	7,871,482	*
Liberty Media Corp.-Liberty Formula One, Class A Shares	394,288	12,120,413	*
Liberty Media Corp.-Liberty Formula One, Class C Shares	706,853	21,997,265	*
Lions Gate Entertainment Corp., Class B Shares	1,456,677	21,398,585
Madison Square Garden Co., Class A Shares	760,394	219,099,927	*
Viacom Inc., Class B Shares	753,776	22,025,335
World Wrestling Entertainment Inc., Class A Shares	955,300	79,958,610
Total Entertainment		388,849,758
Interactive Media & Services — 2.3%
Facebook Inc., Class A Shares	83,594	13,496,251	*
Liberty TripAdvisor Holdings Inc., Class A Shares	375,814	5,671,033	*
Twitter Inc.	6,036,635	185,807,626	*
Total Interactive Media & Services		204,974,910
Media — 20.8%
AMC Networks Inc., Class A Shares	3,544,175	232,887,739	*
CBS Corp., Class B Shares, Non Voting Shares	753,776	37,847,093
Comcast Corp., Class A Shares	18,170,452	702,651,379
Discovery Inc., Class A Shares	7,784,663	224,976,761	*
Discovery Inc., Class C Shares	2,768,415	75,439,309	*
GCI Liberty Inc., Class A Shares	546,064	29,236,267	*
Liberty Broadband Corp., Class A Shares	1,116,526	99,728,102	*
Liberty Broadband Corp., Class C Shares	1,588,009	142,126,805	*
Liberty Global PLC, Class A Shares	670,450	17,666,357	*
Liberty Global PLC, Class C Shares	2,030,225	51,547,413	*
Liberty Latin America Ltd., Class A Shares	117,175	2,298,973	*
Liberty Latin America Ltd., Class C Shares	354,819	6,879,940	*
Liberty Media Corp.-Liberty SiriusXM, Class A Shares	1,577,154	64,505,599	*
Liberty Media Corp.-Liberty SiriusXM, Class C Shares	2,827,417	116,517,855	*
MSG Networks Inc., Class A Shares	2,281,179	55,067,661	*
Total Media		1,859,377,253
Total Communication Services		2,464,049,170
Consumer Discretionary — 0.9%
Diversified Consumer Services — 0.0%
Ascent Capital Group Inc., Class A Shares	73,802	51,669	*

See Notes to Financial Statements.

4	ClearBridge Aggressive Growth Fund 2019 Semi-Annual Report

ClearBridge Aggressive Growth Fund

Security	Shares	Value
Internet & Direct Marketing Retail — 0.9%
Liberty Expedia Holdings Inc., Class A Shares	364,040	$16,126,972	*
Qurate Retail Inc.	3,758,132	67,683,957	*
Total Internet & Direct Marketing Retail		83,810,929
Total Consumer Discretionary		83,862,598
Energy — 7.2%
Energy Equipment & Services — 3.2%
Core Laboratories NV	2,763,066	179,074,308	(a)
National Oilwell Varco Inc.	3,152,236	88,703,921
Weatherford International PLC	20,174,872	13,024,897	*
Total Energy Equipment & Services		280,803,126
Oil, Gas & Consumable Fuels — 4.0%
Anadarko Petroleum Corp.	5,623,126	244,605,981
Encana Corp.	15,668,518	113,596,755
Total Oil, Gas & Consumable Fuels		358,202,736
Total Energy		639,005,862
Financials — 1.7%
Banks — 0.8%
Sterling Bancorp	3,333,298	67,765,948
Capital Markets — 0.6%
Cohen & Steers Inc.	1,291,712	53,941,893
Thrifts & Mortgage Finance — 0.3%
New York Community Bancorp Inc.	2,421,604	30,294,266
Total Financials		152,002,107
Health Care — 30.2%
Biotechnology — 18.4%
Aduro Biotech Inc.	123,046	529,098	*
Agios Pharmaceuticals Inc.	1,036,242	67,221,019	*
Alkermes PLC	1,011,445	33,650,775	*
Amgen Inc.	1,270,794	241,552,523
Biogen Inc.	2,382,431	781,461,192	*
ImmunoGen Inc.	125,766	593,616	*
Ionis Pharmaceuticals Inc.	2,722,745	193,287,668	*
ProQR Therapeutics NV	282,957	3,768,987	*
Ultragenyx Pharmaceutical Inc.	332,246	21,310,258	*
Vertex Pharmaceuticals Inc.	1,595,800	301,207,250	*
Voyager Therapeutics Inc.	25,237	378,555	*
Total Biotechnology		1,644,960,941

See Notes to Financial Statements.

ClearBridge Aggressive Growth Fund 2019 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

February 28, 2019

ClearBridge Aggressive Growth Fund

Security	Shares	Value
Health Care Equipment & Supplies — 1.4%
Medtronic PLC	1,253,830	$113,471,615
Wright Medical Group NV	357,346	11,188,503	*
Total Health Care Equipment & Supplies		124,660,118
Health Care Providers & Services — 6.7%
UnitedHealth Group Inc.	2,470,308	598,358,004
Pharmaceuticals — 3.7%
Allergan PLC	2,159,100	297,329,661
Bausch Health Cos. Inc.	1,477,735	35,022,320	*
Total Pharmaceuticals		332,351,981
Total Health Care		2,700,331,044
Industrials — 6.7%
Aerospace & Defense — 2.8%
L3 Technologies Inc.	1,187,698	251,495,051
Building Products — 2.2%
Johnson Controls International PLC	5,538,046	195,326,882
Construction & Engineering — 1.0%
Fluor Corp.	2,315,041	87,045,542
Electrical Equipment — 0.2%
nVent Electric PLC	796,874	21,898,098
Machinery — 0.4%
Pentair PLC	781,064	33,226,463
Trading Companies & Distributors — 0.1%
NOW Inc.	535,568	7,728,246	*
Total Industrials		596,720,282
Information Technology — 24.4%
Electronic Equipment, Instruments & Components — 3.6%
Dolby Laboratories Inc., Class A Shares	816,369	52,900,711
TE Connectivity Ltd.	3,301,580	271,026,703
Total Electronic Equipment, Instruments & Components		323,927,414
IT Services — 0.1%
Science Applications International Corp.	110,783	8,275,490
Semiconductors & Semiconductor Equipment — 7.5%
Broadcom Inc.	1,214,053	334,301,634
Cree Inc.	3,567,380	194,101,146	*
Intel Corp.	2,691,541	142,544,011
Total Semiconductors & Semiconductor Equipment		670,946,791

See Notes to Financial Statements.

6	ClearBridge Aggressive Growth Fund 2019 Semi-Annual Report

ClearBridge Aggressive Growth Fund

Security			Shares	Value
Software — 7.2%
Autodesk Inc.			2,154,820	$351,257,208	*
Citrix Systems Inc.			1,320,072	139,267,596
LogMeIn Inc.			87,102	6,919,383
Nuance Communications Inc.			8,569,573	143,711,739	*
Total Software				641,155,926
Technology Hardware, Storage & Peripherals — 6.0%
Seagate Technology PLC			9,039,633	420,885,313
Western Digital Corp.			2,352,087	118,309,976
Total Technology Hardware, Storage & Peripherals				539,195,289
Total Information Technology				2,183,500,910
Materials — 1.1%
Metals & Mining — 1.1%
Freeport-McMoRan Inc.			3,957,955	51,057,620
Nucor Corp.			805,297	48,776,839
Total Materials				99,834,459
Total Common Stocks (Cost — $3,769,357,496)				8,919,306,432

		Expiration Date	Rights
Rights — 0.0%
Wright Medical Group NV, CVR (Cost — $3,491,502)		—	1,396,601	11,173	*
Total Investments before Short-Term Investments (Cost — $3,772,848,998)				8,919,317,605

	Rate		Shares
Short-Term Investments — 0.3%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost — $27,260,027)	2.246%		27,260,027	27,260,027
Total Investments — 100.1% (Cost — $3,800,109,025)				8,946,577,632
Liabilities in Excess of Other Assets — (0.1)%				(8,834,169)
Total Net Assets — 100.0%				$8,937,743,463

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At February 28, 2019, the total market value of investments in Affiliated Companies was $179,074,308 and the cost was $177,235,116 (See Note 8).

Abbreviation used in this schedule:

CVR	— Contingent Value Rights

See Notes to Financial Statements.

ClearBridge Aggressive Growth Fund 2019 Semi-Annual Report	7

Statement of assets and liabilities (unaudited)

February 28, 2019

Assets:
Investments in unaffiliated securities, at value (Cost — $3,622,873,909)	$8,767,503,324
Investments in affiliated securities, at value (Cost — $177,235,116)	179,074,308
Receivable for securities sold	10,173,741
Dividends and interest receivable	6,873,514
Receivable for Fund shares sold	5,349,906
Prepaid expenses	158,044
Total Assets	8,969,132,837

Liabilities:
Payable for Fund shares repurchased	21,242,378
Investment management fee payable	4,754,304
Service and/or distribution fees payable	1,647,639
Payable for securities purchased	376,635
Trustees’ fees payable	95,989
Accrued expenses	3,272,429
Total Liabilities	31,389,374
Total Net Assets	$8,937,743,463

Net Assets:
Par value (Note 7)	$494
Paid-in capital in excess of par value	3,244,428,230
Total distributable earnings (loss)	5,693,314,739
Total Net Assets	$8,937,743,463

See Notes to Financial Statements.

8	ClearBridge Aggressive Growth Fund 2019 Semi-Annual Report

Net Assets:
Class A	$4,706,864,096
Class C	$953,111,488
Class FI	$8,702,819
Class R	$55,088,230
Class I	$2,317,940,443
Class IS	$896,036,387

Shares Outstanding:
Class A	26,216,148
Class C	6,948,875
Class FI	48,176
Class R	315,091
Class I	11,512,818
Class IS	4,397,848

Net Asset Value:
Class A (and redemption price)	$179.54
Class C*	$137.16
Class FI (and redemption price)	$180.65
Class R (and redemption price)	$174.83
Class I (and redemption price)	$201.34
Class IS (and redemption price)	$203.74
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$190.49

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

ClearBridge Aggressive Growth Fund 2019 Semi-Annual Report	9

Statement of operations (unaudited)

For the Six Months Ended February 28, 2019

Investment Income:
Dividends from unaffiliated investments	$67,717,438
Dividends from affiliated investments	3,039,373
Interest	103,399
Less: Foreign taxes withheld	(475,571)
Total Investment Income	70,384,639

Expenses:
Investment management fee (Note 2)	32,224,104
Service and/or distribution fees (Notes 2 and 5)	11,093,639
Transfer agent fees (Note 5)	5,831,635
Trustees’ fees	323,898
Registration fees	93,425
Shareholder reports	85,047
Insurance	57,838
Custody fees	51,427
Audit and tax fees	40,778
Legal fees	32,563
Interest expense	31,775
Fund accounting fees	(160,895)
Miscellaneous expenses	36,841
Total Expenses	49,742,075
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(926)
Net Expenses	49,741,149
Net Investment Income	20,643,490

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From:
Investment transactions in unaffiliated securities	666,929,414
Net Realized Gain	666,929,414
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(1,251,269,984)
Investments in affiliated securities	(137,434,902)
Change in Net Unrealized Appreciation (Depreciation)	(1,388,704,886)
Net Loss on Investments	(721,775,472)
Decrease in Net Assets From Operations	$(701,131,982)

See Notes to Financial Statements.

10	ClearBridge Aggressive Growth Fund 2019 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended February 28, 2019 (unaudited) and the Year Ended August 31, 2018	2019	2018

Operations:
Net investment income	$20,643,490	$27,763,374
Net realized gain	666,929,414	1,442,441,973
Change in net unrealized appreciation (depreciation)	(1,388,704,886)	40,673,391
Increase (Decrease) in Net Assets From Operations	(701,131,982)	1,510,878,738

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings(a)	(1,364,327,702)	(651,192,338)
Decrease in Net Assets From Distributions to Shareholders	(1,364,327,702)	(651,192,338)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	521,790,640	1,289,871,277
Reinvestment of distributions	1,303,704,429	618,742,549
Cost of shares repurchased	(1,523,189,982)	(3,406,963,450)
Cost of shares redeemed in-kind (Note 9)	—	(263,770,749)
Increase (Decrease) in Net Assets From Fund Share Transactions	302,305,087	(1,762,120,373)
Decrease in Net Assets	(1,763,154,597)	(902,433,973)

Net Assets:
Beginning of period	10,700,898,060	11,603,332,033
End of period(b)	$8,937,743,463	$10,700,898,060

(a)

Distributions from net investment income and from realized gains are no longer required to be separately disclosed. See Note 10. For the year ended August 31, 2018, distributions from net investment income and net realized gains were $33,000,059 and $618,192,279, respectively.

(b)

Parenthetical disclosure of undistributed net investment income is no longer required. See Note 10. For the year ended August 31, 2018, end of year net assets included undistributed net investment income of $13,544,796.

See Notes to Financial Statements.

ClearBridge Aggressive Growth Fund 2019 Semi-Annual Report	11

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class A Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$224.85	$208.24	$192.23	$196.14	$209.22	$158.56

Income (loss) from operations:
Net investment income (loss)	0.37	0.39	0.80	0.07	(0.23)	(0.47)
Net realized and unrealized gain (loss)	(15.44)	28.36	24.20	3.57	(8.85)	52.55
Total income (loss) from operations	(15.07)	28.75	25.00	3.64	(9.08)	52.08

Less distributions from:
Net investment income	(0.40)	(0.39)	(0.68)	—	—	—
Net realized gains	(29.84)	(11.75)	(8.31)	(7.55)	(4.00)	(1.42)
Total distributions	(30.24)	(12.14)	(8.99)	(7.55)	(4.00)	(1.42)

Net asset value, end of period	$179.54	$224.85	$208.24	$192.23	$196.14	$209.22
Total return[3]	(6.23)%	14.61%	13.43%	1.97%	(4.38)%	33.03%

Net assets, end of period (millions)	$4,707	$5,327	$5,264	$5,015	$5,654	$5,502

Ratios to average net assets:
Gross expenses	1.13%[4]	1.12%	1.12%	1.14%	1.12%	1.15%
Net expenses	1.13 [4,5,6]	1.12 [5,6]	1.12 [5,6]	1.14 [5]	1.12 [5]	1.15
Net investment income (loss)	0.39 [4]	0.19	0.40	0.04	(0.11)	(0.25)

Portfolio turnover rate	1%	0%[7,8]	1%[8]	3%	3%[8]	5%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2019 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Amount represents less than 1%.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

12	ClearBridge Aggressive Growth Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class C Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$179.73	$169.57	$158.56	$164.22	$177.06	$135.30

Income (loss) from operations:
Net investment loss	(0.22)	(0.83)	(0.47)	(1.01)	(1.41)	(1.50)
Net realized and unrealized gain (loss)	(12.51)	22.74	19.79	2.90	(7.43)	44.68
Total income (loss) from operations	(12.73)	21.91	19.32	1.89	(8.84)	43.18

Less distributions from:
Net realized gains	(29.84)	(11.75)	(8.31)	(7.55)	(4.00)	(1.42)
Total distributions	(29.84)	(11.75)	(8.31)	(7.55)	(4.00)	(1.42)

Net asset value, end of period	$137.16	$179.73	$169.57	$158.56	$164.22	$177.06
Total return[3]	(6.55)%	13.84%	12.63%	1.26%	(5.05)%	32.13%

Net assets, end of period (millions)	$953	$1,174	$1,290	$1,453	$1,661	$1,385

Ratios to average net assets:
Gross expenses	1.81%[4]	1.79%	1.83%	1.84%	1.82%	1.84%
Net expenses	1.81 [4,5,6]	1.79 [5,6]	1.83 [5,6]	1.84 [6]	1.82 [6]	1.84
Net investment loss	(0.29) [4]	(0.49)	(0.29)	(0.66)	(0.81)	(0.94)

Portfolio turnover rate	1%	0%[7,8]	1%[8]	3%	3%[8]	5%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2019 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[7]	Amount represents less than 1%.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

ClearBridge Aggressive Growth Fund 2019 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class FI Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$226.03	$209.00	$192.76	$196.64	$209.75	$158.93

Income (loss) from operations:
Net investment income (loss)	0.48	0.41	0.88	0.09	(0.23)	(0.49)
Net realized and unrealized gain (loss)	(15.67)	28.51	24.23	3.58	(8.88)	52.73
Total income (loss) from operations	(15.19)	28.92	25.11	3.67	(9.11)	52.24

Less distributions from:
Net investment income	(0.35)	(0.14)	(0.56)	—	—	—
Net realized gains	(29.84)	(11.75)	(8.31)	(7.55)	(4.00)	(1.42)
Total distributions	(30.19)	(11.89)	(8.87)	(7.55)	(4.00)	(1.42)

Net asset value, end of period	$180.65	$226.03	$209.00	$192.76	$196.64	$209.75
Total return[3]	(6.26)%	14.62%	13.45%	1.98%	(4.38)%	33.06%

Net assets, end of period (000s)	$8,703	$20,013	$29,536	$35,448	$59,610	$41,023

Ratios to average net assets:
Gross expenses	1.17%[4]	1.11%	1.10%	1.13%	1.12%	1.19%
Net expenses[5]	1.17 [4]	1.11	1.10 [6]	1.13	1.12	1.13 [6]
Net investment income (loss)	0.49 [4]	0.19	0.44	0.05	(0.11)	(0.25)

Portfolio turnover rate	1%	0%[7,8]	1%[8]	3%	3%[8]	5%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.30%.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Amount represents less than 1%.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

14	ClearBridge Aggressive Growth Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class R Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$219.67	$203.92	$188.37	$192.89	$206.40	$156.82

Income (loss) from operations:
Net investment income (loss)	0.07	(0.22)	0.24	(0.46)	(0.81)	(0.96)
Net realized and unrealized gain (loss)	(15.07)	27.72	23.68	3.49	(8.70)	51.96
Total income (loss) from operations	(15.00)	27.50	23.92	3.03	(9.51)	51.00

Less distributions from:
Net investment income	—	—	(0.06)	—	—	—
Net realized gains	(29.84)	(11.75)	(8.31)	(7.55)	(4.00)	(1.42)
Total distributions	(29.84)	(11.75)	(8.37)	(7.55)	(4.00)	(1.42)

Net asset value, end of period	$174.83	$219.67	$203.92	$188.37	$192.89	$206.40
Total return[3]	(6.38)%	14.27%	13.09%	1.68%	(4.65)%	32.71%

Net assets, end of period (000s)	$55,088	$70,746	$94,013	$103,837	$111,784	$67,939

Ratios to average net assets:
Gross expenses	1.45%[4]	1.41%	1.42%	1.43%	1.41%	1.42%
Net expenses[5]	1.45 [4]	1.41	1.42 [6]	1.43	1.41 [6]	1.41 [6]
Net investment income (loss)	0.08 [4]	(0.11)	0.12	(0.25)	(0.40)	(0.51)

Portfolio turnover rate	1%	0%[7,8]	1%[8]	3%	3%[8]	5%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.55%.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Amount represents less than 1%.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

ClearBridge Aggressive Growth Fund 2019 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class I Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$248.42	$228.71	$210.12	$213.05	$226.22	$170.79

Income (loss) from operations:
Net investment income	0.77	1.17	1.67	0.71	0.45	0.13
Net realized and unrealized gain (loss)	(17.03)	31.31	26.41	3.91	(9.62)	56.72
Total income (loss) from operations	(16.26)	32.48	28.08	4.62	(9.17)	56.85

Less distributions from:
Net investment income	(0.98)	(1.02)	(1.18)	—	—	—
Net realized gains	(29.84)	(11.75)	(8.31)	(7.55)	(4.00)	(1.42)
Total distributions	(30.82)	(12.77)	(9.49)	(7.55)	(4.00)	(1.42)

Net asset value, end of period	$201.34	$248.42	$228.71	$210.12	$213.05	$226.22
Total return[3]	(6.08)%	14.97%	13.79%	2.28%	(4.08)%	33.46%

Net assets, end of period (millions)	$2,318	$3,046	$3,273	$3,786	$5,295	$4,159

Ratios to average net assets:
Gross expenses	0.80%[4]	0.80%	0.81%	0.83%	0.81%	0.83%
Net expenses[5]	0.80 [4]	0.80	0.81	0.83	0.81	0.83
Net investment income	0.72 [4]	0.50	0.76	0.35	0.20	0.07

Portfolio turnover rate	1%	0%[6,7]	1%[7]	3%	3%[7]	5%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.00%.

[6]	Amount represents less than 1%.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

16	ClearBridge Aggressive Growth Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class IS Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$251.11	$231.06	$212.29	$214.91	$227.91	$171.87

Income (loss) from operations:
Net investment income	0.86	1.38	1.67	0.94	0.68	0.36
Net realized and unrealized gain (loss)	(17.22)	31.65	26.91	3.99	(9.68)	57.10
Total income (loss) from operations	(16.36)	33.03	28.58	4.93	(9.00)	57.46

Less distributions from:
Net investment income	(1.17)	(1.23)	(1.50)	—	—	—
Net realized gains	(29.84)	(11.75)	(8.31)	(7.55)	(4.00)	(1.42)
Total distributions	(31.01)	(12.98)	(9.81)	(7.55)	(4.00)	(1.42)

Net asset value, end of period	$203.74	$251.11	$231.06	$212.29	$214.91	$227.91
Total return[3]	(6.05)%	15.07%	13.90%	2.41%	(3.98)%	33.61%

Net assets, end of period (millions)	$896	$1,063	$1,614	$1,175	$1,032	$1,004

Ratios to average net assets:
Gross expenses	0.72%[4]	0.71%	0.71%	0.71%	0.70%	0.72%
Net expenses[5]	0.72 [4]	0.71	0.71	0.71	0.70	0.72
Net investment income	0.80 [4]	0.59	0.75	0.46	0.30	0.18

Portfolio turnover rate	1%	0%[6,7]	1%[7]	3%	3%[7]	5%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.80%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to August 3, 2015, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[6]	Amount represents less than 1%.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

ClearBridge Aggressive Growth Fund 2019 Semi-Annual Report	17

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Aggressive Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

18	ClearBridge Aggressive Growth Fund 2019 Semi-Annual Report

owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

ClearBridge Aggressive Growth Fund 2019 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks	$8,919,306,432	—	—	$8,919,306,432
Rights	11,173	—	—	11,173
Total long-term investments	8,919,317,605	—	—	8,919,317,605
Short-term investments†	27,260,027	—	—	27,260,027
Total investments	$8,946,577,632	—	—	$8,946,577,632

†	See Schedule of Investments for additional detailed categorizations.

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At February 28, 2019, securities valued at $11,173 were transferred from Level 2 to Level 1 within the fair value hierarchy because of the availability of a quoted price in an active market for an identical investment.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

20	ClearBridge Aggressive Growth Fund 2019 Semi-Annual Report

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2018, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

ClearBridge Aggressive Growth Fund 2019 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, ClearBridge and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.725
Next $3 billion	0.700
Next $5 billion	0.675
Over $10 billion	0.650

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For their services, LMPFA pays ClearBridge and Western Asset monthly an aggregate fee equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.25%, 2.00%, 1.25%, 1.50%, 0.90% and 0.80%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

During the six months ended February 28, 2019, fees waived and/or expenses reimbursed amounted to $926.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

22	ClearBridge Aggressive Growth Fund 2019 Semi-Annual Report

There is a maximum initial sales charge of 5.75% for Class A shares. Class C shares have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended February 28, 2019, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$564,494	—
CDSCs	4,314	$17,708

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended February 28, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$100,028,413
Sales	1,131,509,796

At February 28, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$3,800,109,025	$5,352,663,581	$(206,194,974)	$5,146,468,607

4. Derivative instruments and hedging activities

During the six months ended February 28, 2019, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

ClearBridge Aggressive Growth Fund 2019 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

For the six months ended February 28, 2019, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$5,908,679	†	$4,006,825
Class C	5,019,788	†	523,858
Class FI	17,923		15,200
Class R	147,249		70,435
Class I	—		1,180,473
Class IS	—		34,844
Total	$11,093,639		$5,831,635

†

Amounts shown are exclusive of expense reimbursements. For the six months ended February 28, 2019, the service and/or distribution fees reimbursed amounted to $197 and $729 for Class A and Class C shares, respectively.

For the six months ended February 28, 2019, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$197
Class C	729
Class FI	—
Class R	—
Class I	—
Class IS	—
Total	$926

6. Distributions to shareholders by class

	Six Months Ended February 28, 2019	Year Ended August 31, 2018
Net Investment Income:
Class A	$10,655,514	$10,062,639
Class B1	—	—
Class C	—	—
Class FI	32,744	17,089
Class R	—	—
Class I	11,925,731	14,338,134
Class IS	5,384,979	8,582,197
Total	$27,998,968	$33,000,059

24	ClearBridge Aggressive Growth Fund 2019 Semi-Annual Report

	Six Months Ended February 28, 2019	Year Ended August 31, 2018
Net Realized Gains:
Class A	$690,165,416	$288,032,850
Class B1	—	2,035,964
Class C	184,484,062	84,251,530
Class FI	2,388,412	1,343,697
Class R	8,625,810	4,800,303
Class I	330,579,248	159,461,496
Class IS	120,085,786	78,266,439
Total	$1,336,328,734	$618,192,279

[1]	On January 30, 2018, the Fund converted its Class B shares into Class A shares.

7. Shares of beneficial interest

At February 28, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended February 28, 2019		Year Ended August 31, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	780,073	$146,893,552	1,841,937	$390,160,010
Shares issued on reinvestment	3,912,628	680,491,866	1,455,756	288,485,586
Shares repurchased	(2,168,290)	(406,087,828)	(4,883,154)	(1,033,263,755)
Net increase (decrease)	2,524,411	$421,297,590	(1,585,461)	$(354,618,159)

Class B1
Shares sold	—	—	69	$11,429
Shares issued on reinvestment	—	—	13,355	2,012,165
Shares repurchased	—	—	(256,002)	(42,261,986)
Net decrease	—	—	(242,578)	$(40,238,392)

Class C
Shares sold	154,703	$21,589,161	239,492	$40,612,065
Shares issued on reinvestment	1,332,155	177,083,394	506,549	80,398,229
Shares repurchased	(1,071,044)	(153,964,622)	(1,822,857)	(309,625,336)
Net increase (decrease)	415,814	$44,707,933	(1,076,816)	$(188,615,042)

Class FI
Shares sold	4,421	$852,540	19,102	$4,030,826
Shares issued on reinvestment	13,815	2,417,807	6,844	1,360,786
Shares repurchased	(58,603)	(10,118,413)	(78,721)	(16,735,302)
Net decrease	(40,367)	$(6,848,066)	(52,775)	$(11,343,690)

ClearBridge Aggressive Growth Fund 2019 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended February 28, 2019		Year Ended August 31, 2018
	Shares	Amount	Shares	Amount
Class R
Shares sold	37,352	$6,741,776	57,329	$11,827,024
Shares issued on reinvestment	43,312	7,332,771	20,307	3,928,874
Shares repurchased	(87,621)	(16,363,598)	(216,618)	(44,731,917)
Net decrease	(6,957)	$(2,289,051)	(138,982)	$(28,976,019)

Class I
Shares sold	1,479,711	$303,991,075	2,932,089	$683,062,450
Shares issued on reinvestment	1,594,664	311,124,320	710,299	155,744,033
Shares repurchased	(3,823,944)	(794,530,283)	(5,690,364)	(1,324,254,166)
Net decrease	(749,569)	$(179,414,888)	(2,047,976)	$(485,447,683)

Class IS
Shares sold	196,094	$41,722,536	683,872	$160,167,473
Shares issued on reinvestment	634,413	125,254,271	391,443	86,812,876
Shares repurchased	(664,868)	(142,125,238)	(2,667,143)	(636,090,988)
Shares redeemed in-kind	—	—	(1,159,284)	(263,770,749)
Net increase (decrease)	165,639	$24,851,569	(2,751,112)	$(652,881,388)

[1]

On January 30, 2018, the Fund converted 141,991 Class B shares into 108,083 Class A shares, valued at $23,801,931. These amounts are reflected in the Class A shares sold and Class B shares repurchased, respectively.

8. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the six months ended February 28, 2019:

	Affiliate Value at August 31, 2018	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2019
		Cost	Shares	Cost	Shares
Core Laboratories NV	$316,509,210	—	—	—	—	—	$3,039,373	$(137,434,902)	$179,074,308

9. Redemptions-in-kind

The Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. For the year ended August 31, 2018, the Fund had redemptions-in-kind with total proceeds in the amount of $263,770,749. The net realized gain on these redemptions-in-kind amounted to $210,628,218, which was not realized for tax purposes.

10. Recent accounting pronouncement

In August 2018, the Securities and Exchange Commission released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements

26	ClearBridge Aggressive Growth Fund 2019 Semi-Annual Report

without significantly altering the mix of information provided to investors. Effective with the current reporting period, the Fund adopted the Final Rule with the most notable impacts being that the Fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets. The tax components of distributable earnings and distributions to shareholders continue to be disclosed within the Notes to Financial Statements.

ClearBridge Aggressive Growth Fund 2019 Semi-Annual Report	27

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which ClearBridge Investments, LLC (“ClearBridge”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with ClearBridge, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements and services provided to the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of

28	ClearBridge Aggressive Growth Fund

services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management and shareholder services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the Manager’s and ClearBridge’s brokerage policies and practices, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional multi-cap growth funds (the “Performance Universe”) selected by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and benchmark performance indices. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2018. The Fund performed below the median performance of the funds in the Performance Universe for the one-, three- and five-year periods, but performed better than the median performance of the funds in the Performance Universe for the ten-year period. The Board reviewed performance information provided by the Manager for periods ended September 30, 2018, which showed that the Fund’s performance was

ClearBridge Aggressive Growth Fund	29

Board approval of management and subadvisory agreements (unaudited) (cont’d)

below the Broadridge category average during the third quarter. The Board also reviewed information prepared by Broadridge comparing the Fund’s annualized total return for the three-year period ended June 30, 2018 in relation to the Fund’s standard deviation to that of the funds in the Performance Universe. The Trustees discussed with representatives of management the reasons for the Fund’s underperformance versus the Performance Universe during certain periods under review and noted that the portfolio managers are very experienced with an impressive long-term track record and continued to apply a consistent investment strategy. The Trustees also noted that the Manager and ClearBridge were committed to providing the resources necessary to assist the Fund’s portfolio managers. Based on its review, the Board generally was satisfied with the Fund’s long-term performance record. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee rate (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers does not increase the fees and expenses incurred by the Fund.

The Board also reviewed information regarding the fees the Manager and ClearBridge charged any of their U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, institutional separate and commingled accounts and retail managed accounts. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Advisers. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and the Fund’s overall expense ratio with those of a group of 11

30	ClearBridge Aggressive Growth Fund

institutional multi-cap growth funds selected by Broadridge as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of all institutional multi-cap growth funds (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was higher than the median of management fees paid by the funds in the Expense Group and was slightly higher than the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s total expense ratio was higher than the median of the total expense ratios of the funds in the Expense Group, but was lower than the median of the total expense ratios of the funds in the Expense Universe. The Trustees also noted the Manager’s fee waiver and/or expense reimbursement arrangement.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that the Manager instituted breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund’s assets grow. The Board noted that the Fund’s assets exceeded the specified asset level at which one or more breakpoints to its Contractual Management Fee are triggered. Accordingly, the Fund and its shareholders realized economies of scale because the total expense ratio of the Fund was lower than it would have been if no breakpoints were in place. The Board also noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize other economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

ClearBridge Aggressive Growth Fund	31

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services such as 529 College Savings Plans and retail managed accounts.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

32	ClearBridge Aggressive Growth Fund

ClearBridge

Aggressive Growth Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Stephen R. Gross*

Susan M. Heilbron*

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

Jane Trust

*	Effective February 6, 2019, Mr. Gross and Ms. Heilbron became Trustees.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Investments, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon (“BNY”)

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

ClearBridge Aggressive Growth Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

ClearBridge Aggressive Growth Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Previously, the Fund filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. To obtain information on Forms N-PORT and N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Aggressive Growth Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investors Services, LLC

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Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD02208 4/19 SR19-3573

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 18, 2019

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	April 18, 2019